UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Series B Preferred Stocks [Member]	Common Stock Class B [Member]	Additional Paid-In Capital	Accumulated Deficit	Preferred Stocks Series A [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]
Balance, shares at Dec. 31, 2023						1,000,000	6,535,014	10,730,691
Balance, amount at Dec. 31, 2023	$ (3,701,226)	$ 0		$ 53,623	$ (3,756,676)	$ 100	$ 654	$ 1,073
Stock compensation issued for consulting services, shares								401,173
Stock compensation issued for consulting services, amount	25,120	0		25,080	0	0	0	$ 40
Net loss	(167,089)	0		0	(167,089)	0	0	0
Balance, amount at Mar. 31, 2024	(3,843,195)	0		78,703	(3,923,765)	$ 100	$ 654	$ 1,113
Balance, shares at Mar. 31, 2024						1,000,000	6,535,014	11,131,864
Balance, shares at Dec. 31, 2023						1,000,000	6,535,014	10,730,691
Balance, amount at Dec. 31, 2023	(3,701,226)	0		53,623	(3,756,676)	$ 100	$ 654	$ 1,073
Net loss	(339,908)
Stock issued for waiving contractual restriction, amount	0
Balance, amount at Jun. 30, 2024	(4,016,014)	0		78,703	(4,096,584)	$ 100	$ 654	$ 1,113
Balance, shares at Jun. 30, 2024						1,000,000	6,535,014	11,131,864
Balance, shares at Mar. 31, 2024						1,000,000	6,535,014	11,131,864
Balance, amount at Mar. 31, 2024	(3,843,195)	0		78,703	(3,923,765)	$ 100	$ 654	$ 1,113
Net loss	(172,819)	0		0	(172,819)	0	0	0
Balance, amount at Jun. 30, 2024	(4,016,014)	0		78,703	(4,096,584)	$ 100	$ 654	$ 1,113
Balance, shares at Jun. 30, 2024						1,000,000	6,535,014	11,131,864
Balance, shares at May. 02, 2024			0
Balance, amount at May. 02, 2024	0		$ 0	0	0
Net loss	(238)				(238)
Capital contribution	1		$ 0	1	0
Ordinary shares issued, shares			100
Ordinary shares issued, amount	$ 1		$ 1	0	0
Conversion of preferred stock to common stock, shares	1,000,000
Balance, amount at Dec. 31, 2024	$ (236)	0	$ 1	1	(238)	$ 100	$ 654	$ 1,113
Balance, shares at Dec. 31, 2024			100			1,000,000	6,535,014	11,131,864
Net loss	(297,207)	0		0	(297,207)	$ 0	$ 0	$ 0
Balance, amount at Mar. 31, 2025	(4,816,361)	0		78,703	(4,896,931)	$ 100	$ 654	$ 1,113
Balance, shares at Mar. 31, 2025						1,000,000	6,535,014	11,131,864
Balance, shares at Dec. 31, 2024			100			1,000,000	6,535,014	11,131,864
Balance, amount at Dec. 31, 2024	(236)	0	$ 1	1	(238)	$ 100	$ 654	$ 1,113
Stock compensation issued for consulting services, amount	4,525,478	0		4,525,398	0	0	0	$ 80
Net loss	(4,163,376)
Conversion of convertible debt, shares								4,433,122
Conversion of convertible debt, amount	1,769,072	$ 0		1,768,629	0	0	0	$ 443
Common stock issued to SPAC public shareholders, shares								168,356
Capital contribution from private placement, shares		5,000
Capital contribution from private placement, amount	4,700,000			4,699,999	0	0	0	$ 0
Employee stock compensation, shares								820,000
Employee stock compensation, amount	118,444	$ 0		118,362	0	0	0	$ 82
Stock compensation to advisors, shares								290,000
Stock compensation to advisors, amount	$ 448,833	0		448,804	0	$ 0	0	$ 29
Conversion of preferred stock to common stock, shares	42					(415,131)		415,131
Conversion of preferred stock to common stock, amount	$ 0	0		0	0		0	$ 42
Issurance of common stock and warrants for intangible assets acquisition, shares								800,000
Stock issued for waiving contractual restriction, shares								25,000
Stock issued for waiving contractual restriction, amount	66,500	0		66,497	0	$ 0	0	$ 3
Balance, amount at Jun. 30, 2025	2,704,703	$ 1		11,465,281	(8,763,100)	$ 58	$ 654	$ 1,809
Balance, shares at Jun. 30, 2025		5,000				584,869	6,535,014	18,083,473
Balance, shares at Mar. 31, 2025						1,000,000	6,535,014	11,131,864
Balance, amount at Mar. 31, 2025	(4,816,361)	$ 0		78,703	(4,896,931)	$ 100	$ 654	$ 1,113
Net loss	(3,866,169)
Balance, amount at Jun. 30, 2025	$ 2,704,703	$ 1		$ 11,465,281	$ (8,763,100)	$ 58	$ 654	$ 1,809
Balance, shares at Jun. 30, 2025		5,000				584,869	6,535,014	18,083,473